1933 Act File No. 33-3164
                                                1940 Act File No. 811-4577

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.     ..........................

    Post-Effective Amendment No.  73    ......................        X

                                   and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   66   .....................................        X

                     FEDERATED INCOME SECURITIES TRUST
             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

    _       immediately upon filing pursuant to paragraph (b)
   __ on _______________ pursuant to paragraph (b)(1)(iii)
      60 days after filing pursuant to paragraph (a)(i)
    X on January 28, 2007 pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii)
       on _____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Melanie Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006



                                      - 1 -

FEDERATED CAPITAL INCOME FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

PROSPECTUS
 January 31, 2008

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS F SHARES

A mutual fund seeking to achieve current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Legal Proceedings
Financial Information
Appendix A: Hypothetical Investment and Expense Information


RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to achieve current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high relative income potential. The fund's investment adviser's (Adviser) process for selecting equity investments attempts to identify mature, mid- to large-cap value companies with high relative dividend yields that are likely to maintain and increase their dividends. The Adviser selects fixed- income investments that offer high current yields. The Adviser expects that these fixed-income investments will primarily be investment-grade corporate debt issues, domestic non-investment-grade debt securities and foreign fixed-income securities, including emerging market debt securities. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles.
 The Fund may buy or sell foreign securities in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and /or currency markets.
  The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
* RISKS RELATED TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's Share price may lag that of other funds using a different investment style.
* CREDIT RISKS. It is possible that issuers of fixed-income securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
* LIQUIDITY RISKS. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES. Securities rated below investment-grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
* INTEREST RATE RISKS. Prices of fixed-income securities generally fall when interest rates rise.
* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
* RISKS OF FOREIGN INVESTING. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than could otherwise be the case.
* RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
* EMERGING MARKETS RISKS. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economics.
*    CURRENCY RISKS. Exchange rates for currencies fluctuate daily.
    Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign securities through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
* RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

TO BE FILED BY AMENDMENT


AVERAGE ANNUAL TOTAL RETURN TABLE

TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S FEES AND EXPENSES?
FEDERATED CAPITAL INCOME FUND
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C and Class F Shares of the Fund.

TO BE FILED BY AMENDMENT

EXAMPLE

TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objectives by investing in equity and fixed-income securities that have high relative income potential. The Fund's portfolio will normally be invested in both stocks and bonds. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.
  The Adviser actively manages the Fund's portfolio by seeking to provide shareholders with higher current income and less volatility than would normally be available from a portfolio invested entirely in equities. The Fund seeks to provide, in a single portfolio, substantially all of the active management opportunities consistent with its investment objective in balancing income opportunities and risk across equity and fixed-income markets and sectors and in selecting securities within equity and fixed-income market sectors.
  The performance of the Fund should be evaluated over longer periods of time. Even small differences in shorter time periods for comparison can have a substantial impact on returns. For example, the so-called "value premium" (the historical outperformance of value stocks over growth stocks) occurs only over longer time periods. The Fund's fixed-income portfolio will be invested primarily to maximize income instead of total return.
  The Adviser divides the Fund's portfolio between equity and fixed-income investments by first allocating an amount to fixed-income investments sufficient to achieve a minimum income consistent with the Fund's objective of emphasizing relatively high current income. The Adviser then adjusts the initial allocation based on the Adviser's expectations for the performance and risk of the stocks and bonds in which the Fund invests while taking into consideration the Fund's objective of emphasizing relatively high current income.
  The Adviser's process for selecting equity investments attempts to identify mid- to large-cap value companies with high relative dividend yields that are likely to maintain and increase their dividends. Small, rapidly growing companies typically reinvest their earnings into expansion and therefore do not pay dividends. A company's dividend yield is high when it is higher than the current yield of the stock market. By investing in companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value.
  After identifying investment candidates through a screening process, the Adviser performs fundamental research and analysis to select stocks. The Adviser's key buy criteria favor companies operating within mature industries, with long operating histories, that are market leaders, with well-known brand names or market franchises, or with above average sales and strong cash flows that have efficient capital allocation processes.
  The Adviser's process for selecting fixed-income investments begins by allocating the fixed-income portion of the Fund's portfolio among primarily the following three categories of the fixed-income market: investment-grade corporate debt issues; domestic noninvestment-grade debt securities; and foreign fixed-income securities, including emerging market debt securities. Historically, these three categories have both offered higher current yields than U.S. government and mortgage-backed securities and had a low correlation of returns. Therefore, the Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to each category, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles while using the low correlation of returns to reduce portfolio risk.
  The selection of individual fixed-income securities involves an approach that is specific to each category of securities and that relates, in part, to the risks inherent in the underlying sectors that comprise each category. These risks include credit risk, interest rate risk, currency risk and risks of foreign investing. The following are examples of the analyses used by the Adviser to select securities:
* The Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. For investments in corporate issuers, the Adviser analyzes the business, competitive position and general financial condition of the issuer to determine whether a security's credit risk is commensurate with its potential return. The Fund may also invest in U.S. government and mortgage-backed securities when it believes those securities offer better relative value than investment-grade corporate debt securities.
* Noninvestment-grade corporate debt issues (also known as "junk bonds" or "high-yield bonds") have higher yields than investment-grade issues. The Adviser attempts to select high-yield bonds that offer superior potential returns for the default risks being assumed.
The Fund invests in both foreign government and foreign corporate debt obligations, which may be denominated in either foreign currency or U.S. dollars. The issuers of these securities may be located in either emerging or developed markets. Investors in emerging market debt securities receive higher yields as compensation for assuming the higher credit risks of the issuers or other market risks of investing in emerging market countries. Historically, returns of emerging market debt securities have had low correlation with the returns of both lower-rated debt securities issued by corporations in the United States (high-yield bonds) and investment-grade securities of developed market countries. As a result, the addition of these securities to the portfolio may reduce portfolio risk and still provide the benefits of higher average portfolio returns over longer periods of time. There is no assurance that this relatively low correlation of returns will continue in the future. The Fund may buy or sell foreign securities in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and /or currency markets.
The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Fund may use derivative contracts to:
    {circle}Increase or decrease the effective duration of the Fund portfolio;

    {circle}Obtain premiums from the sale of derivative contracts;

    {circle}Realize gains from trading a derivative contract; or

    {circle}Hedge against potential losses.

    {circle}


PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate, and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed- income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the Fund invests:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.
  Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amount of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.
  A few GSE securities have no explicit financial support, although, the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.
  Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
  The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

CONVERTIBLE SECURITIES
Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.
  Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stocks and convertible bonds generally have lower yields than comparable nonconvertible securities but provide more income than common stocks.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The foreign securities in which the Fund invests may include common stocks or other equity securities, fixed-income securities or convertible securities. The Fund considers an issuer to be based outside the United States if:
* it is organized under the laws of, or has a principal office located in, another country;
*   the principal trading market for its securities is in another country; or
* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
ADRs, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.

FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed-income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi- governmental agencies.

 FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. The Fund may use both spot trades and currency derivatives to increase or decrease its exposure to foreign interest rate and /or currency markets. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

 The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures
contracts traded OTC are frequently referred to as forward contracts.   The
Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and currency forward contracts.


OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.


SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps, credit default swaps and currency swaps.


SPECIAL TRANSACTIONS

HYBRID INSTRUMENTS
 Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


ASSET SEGREGATION
In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in mortgage-backed, high-yield and emerging market securities primarily by investing in another investment company (which are not available for general investment by the public) that owns those securities and that are advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed-income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

 LIQUIDITY RISKS
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities rated below investment-grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited.

INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.
  For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.
  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.
  Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions, or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe down- turns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CURRENCY RISKS
 Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign securities through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.


WHAT DO SHARES COST?


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV) plus any applicable front-end sales charge (public offering price). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
         {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
         {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Directors (Board).
         {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
         {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
         {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board.
If the Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board. The Fund's SAI discusses the methods used by pricing services and the Valuation Committee to value investments.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.

The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

         {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
         {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market
                 Committee and other significant trends in U.S. fixed-income markets;
         {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
         {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.



  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
                 MINIMUM                MAXIMUM SALES CHARGES
                 INITIAL/SUBSEQUENT
                 INVESTMENT
                 AMOUNTS1
 SHARES OFFERED                         FRONT-END         CONTINGENT
                                        SALES CHARGE2     DEFERRED
                                                          SALES CHARGE3
 Class A         $1,500/$100            5.50%             0.00%
 Class B         $1,500/$100            None              5.50%
 Class C         $1,500/$100            None              1.00%
 Class F         $1,500/$100            1.00%             1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3  See "Sales Charge When You Redeem."
As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.
  Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares do not have front-end sales charges, but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.
  You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares and Class C Shares does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE
The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.
 CLASS A SHARES:
 Purchase Amount                       Sales Charge
                                       as a Percentage     Sales Charge
                                       of Public           as a Percentage
                                       Offering Price      of NAV
 Less than $50,000                     5.50%               5.82%
 $50,000 but less than $100,000        4.50%               4.71%
 $100,000 but less than $250,000       3.75%               3.90%
 $250,000 but less than $500,000       2.50%               2.56%
 $500,000 but less than $1 million     2.00%               2.04%
 $1 million or greater1                0.00%               0.00%
 CLASS F SHARES:
 Less than $1 million                  1.00%               1.01%
 $1 million or greater                 0.00%               0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.
  In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.
  In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.
  CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES AND CLASS F SHARES ONLY, MAY BE REDUCED OR ELIMINATED
BY:

LARGER PURCHASES
* purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;

CONCURRENT AND ACCUMULATED PURCHASES
* combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

LETTER OF INTENT
* signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

PURCHASE LIMITS ON CLASS B AND CLASS C SHARES
In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.

ELIMINATING THE SALES CHARGE
CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:
*   as a shareholder who owned Shares on September 30, 1989;
*   within 120 days of redeeming Shares of an equal or greater amount;
* through a financial intermediary that did not receive a dealer reallowance on the purchase;
*   with reinvested dividends or capital gains;
* as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
* as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
* as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
*   pursuant to the exchange privilege.
The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).
  TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:
*   Shares that are not subject to a CDSC; and
* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES:
If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.
CLASS B SHARES:
Shares Held Up To:                                                                                              CDSC
1 Year                                                                                                          5.50%
2 Years                                                                                                         4.75%
3 Years                                                                                                         4.00%
4 Years                                                                                                         3.00%
5 Years                                                                                                         2.00%
6 Years                                                                                                         1.00%
7 Years or More                                                                                                 0.00%
CLASS C SHARES:
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.
CLASS F SHARES:
Purchase Amount                                                   Shares Held                                   CDSC
Up to $2 million                                                  4 years or less                               1.00%
$2 million but less than $5 million                               2 years or less                               0.50%
$5 million or more                                                1 year or less                                0.25%

If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.
  CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:
*   as a shareholder who owned Shares on September 30, 1989;
* following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
* purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
* purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
* purchased through a financial intermediary that did not receive an advance commission on the purchase;
*   purchased with reinvested dividends or capital gains;
* redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
* purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);

CLASS B SHARES ONLY
* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; or

CLASS F SHARES ONLY
* representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.

HOW IS THE FUND SOLD?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities.
  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.
  When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

CLASS A SHARES:
Purchase Amount                   Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000                 5.00%
$50,000 but less than $100,000    4.00%
$100,000 but less than $250,000   3.25%
$250,000 but less than $500,000   2.25%
$500,000 but less than $1 million 1.80%
$1 million or greater             0.00%
CLASS F SHARES:
Less than $1 million              1.00%
$1 million or greater             0.00%

ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

CLASS A SHARES (FOR PURCHASES OVER $1 MILLION):
Purchase Amount                                 Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million                   0.75%
Next $5 million - $20 million                   0.50%
Over $20 million                                0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
  Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.
 CLASS B SHARES:
 Purchase Amount                      Advance Commissio
                                      as a Percentage of Public Offering Price
 All Purchase Amounts                 Up to 5.50%
 CLASS C SHARES:
 All Purchase Amounts                 1.00%
 CLASS F SHARES:
 Less than $2 million                 1.00%
 $2 million but less than $5 million  0.50%
 $5 million or greater                0.25%

RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class B Shares and Class C Shares, and up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class F Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.
  These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

  You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.
  Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH A FINANCIAL INTERMEDIARY
*   Establish an account with the financial intermediary; and
* Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
* Establish your account with the Fund by submitting a completed New Account Form; and
*   Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE
Send your wire to:
    State Street Bank and Trust Company
    Boston, MA
    Dollar Amount of Wire
    ABA Number 011000028
    Attention: EDGEWIRE
    Wire Order Number, Dealer Number or Group Number
    Nominee/Institution Name
    Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject ANY purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
* through a financial intermediary if you purchased Shares through a financial intermediary; or
* directly from the Fund if you purchased Shares directly from the Fund. Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
  Send requests by mail to:
    The Federated Funds
    P.O. Box 8600
    Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
    The Federated Funds
    30 Dan Road
    Canton, MA 02021
All requests must include:
*   Fund Name and Share Class, account number and account registration;
*   amount to be redeemed or exchanged;
*   signatures of all shareholders exactly as registered; and
* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
*   your redemption will be sent to an address other than the address of record;
* your redemption will be sent to an address of record that was changed within the last 30 days;
*   a redemption is payable to someone other than the shareholder(s) of record;
    or
* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
* an electronic transfer to your account at a financial institution that is an ACH member; or
* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
*   to allow your purchase to clear (as discussed below);
*   during periods of market volatility;
* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.
  In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
*   when the NYSE is closed, other than customary weekend and holiday closings;
*   when trading on the NYSE is restricted, as determined by the SEC; or
* in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:
*   ensure that the account registrations are identical;
*   meet any minimum initial investment requirements; and
*   receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information-Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES
You will not be charged a CDSC on SWP redemptions if:
*   you redeem 12% or less of your account value in a single year;
*   you reinvest all dividends and capital gains distributions; and
* your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)
You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
  If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.
  If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.
  The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.
  The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.
  The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FEDERATEDINVESTORS.COM. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten equity and fixed-income holdings, a percentage breakdown of the portfolio by asset class, a percentage breakdown of the equity portfolio by sector, a percentage breakdown of the fixed-income portfolio by credit quality, and recent equity and fixed-income purchase and sale transactions.
  To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
  You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

WHO MANAGES THE FUND?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of fixed-income securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION
 John L. Nichol and David P. Gilmore are the Portfolio Managers responsible for managing the Fund's equity portfolio. Joseph M. Balestrino is the Portfolio Manager responsible for managing the Fund's fixed-income securities portfolio.


JOHN L. NICHOL
John L. Nichol has been the Fund's Portfolio Manager since December 2000. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

DAVID P. GILMORE
David P. Gilmore has been the Fund's Portfolio Manager since November 2006. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

JOSEPH M. BALESTRINO
Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
  As noted in the section defining Principal Securities, the Fund has the ability to invest in affiliated investment companies, which are not available for general public investment, to gain additional exposure to mortgage-backed, high-yield and emerging market fixed-income securities. The following individuals are Portfolio Managers of the affiliated investment companies:

MORTGAGE-BACKED AFFILIATED FUND

TODD A. ABRAHAM
Todd A. Abraham has been the mortgage-backed affiliated fund's Portfolio Manager since August 1996. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the mortgage-backed affiliated fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

HIGH-YIELD AFFILIATED FUND

MARK E. DURBIANO
Mark E. Durbiano has been the high-yield affiliated fund's Portfolio Manager since August 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the high-yield affiliated fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the high-yield affiliated fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

EMERGING MARKETS AFFILIATED FUND

ROBERTO SANCHEZ-DAHL
Roberto Sanchez-Dahl has been the emerging markets affiliated fund's Portfolio Manager since November 2000. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the emerging markets affiliated fund's Adviser in January 2000. Mr. Sanchez-Dahl served as an Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business."
  The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.
  A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated November 30, 2006.

LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC- registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FEDERATEDINVESTORS.COM.
  Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
  The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information for the fiscal year ended November 30, 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.
  On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2006. On the same date, the Fund's former auditor, Deloitte & Touche LLP resigned. See the Fund's Annual Report for further information regarding the change in independent registered public accounting firm.

TO BE FILED BY AMENDMENT

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


TO BE FILED BY AMENDMENT

A Statement of Additional Information (SAI) dated January 31, 2008, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4577

Cusip 31420C878

Cusip 31420C860

Cusip 31420C852

Cusip 31420C845



28389 (1/08)













FEDERATED STOCK AND CALIFORNIA MUNI FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

AS INDICATED IN ITS NAME, FEDERATED STOCK AND CALIFORNIA MUNI FUND INVESTS IN BOTH EQUITY SECURITIES (STOCK) AND CALIFORNIA MUNICIPAL (MUNI) SECURITIES AS DESCRIBED IN THIS PROSPECTUS. THUS, THE FUND IS NOT ENTIRELY A "TAX-EXEMPT" OR "MUNICIPAL" FUND, AND A PORTION OF THE INCOME DERIVED FROM THE FUND'S PORTFOLIO (OR DIVIDEND DISTRIBUTIONS) WILL BE SUBJECT TO FEDERAL INCOME TAX AND CALIFORNIA STATE AND LOCAL PERSONAL INCOME TAX.

PROSPECTUS

 JANUARY 30, 2008

CLASS A SHARES
CLASS C SHARES


A mutual fund seeking to provide tax-advantaged income with a secondary objective of capital appreciation by allocating investments primarily between equity securities and California tax-exempt bonds.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.











                                       CONTENTS
                                      Risk/Return Summary
                                      What are the Fund's Fees and Expenses?
                                      What are the Fund's Investment Strategies?
                                      What are the Principal Securities in Which the Fund Invests?
                                      What are the Specific Risks of Investing in the Fund?
                                      What Do Shares Cost?
                                      How is the Fund Sold?
                                      Payments to Financial Intermediaries
                                      How to Purchase Shares
                                      How to Redeem and Exchange Shares
                                      Account and Share Information
                                      Who Manages the Fund?
                                      Legal Proceedings
                                      Financial Information
                                      Appendix A: Hypothetical Investment and
                                      Expense Information






NOT FDIC INSURED  *  MAY LOSE VALUE  *  NO BANK GUARANTEE

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to seek to provide tax-advantaged income with a secondary objective of capital appreciation.
 AS INDICATED IN ITS NAME, FEDERATED STOCK AND CALIFORNIA MUNI FUND INVESTS IN BOTH EQUITY SECURITIES (STOCK) AND CALIFORNIA MUNICIPAL (MUNI) SECURITIES AS DESCRIBED IN THIS PROSPECTUS. THUS, THE FUND IS NOT ENTIRELY A "TAX-EXEMPT" OR "MUNICIPAL" FUND, AND A PORTION OF THE INCOME DERIVED FROM THE FUND'S PORTFOLIO (OR DIVIDEND DISTRIBUTIONS) WILL BE SUBJECT TO FEDERAL INCOME TAX AND CALIFORNIA STATE AND LOCAL PERSONAL INCOME TAX.
 While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objectives by investing in a portfolio that is allocated primarily between equity securities and California tax-exempt securi-ties. At least 80% of the Fund's total assets will be invested in equity securities and California tax-exempt securities at all times. The Fund will invest at least 50% of its total assets in California tax-exempt securities. Under current federal and California tax law, this strategy will enable the interest earned on the California tax-exempt securities in which the Fund invests to retain its tax-exempt nature when paid to the Fund's shareholders as dividends. The Fund also may invest in a tax-exempt security of an issuer located outside of California. The Fund normally will invest most of its remaining assets in domestic and foreign equity securities that the Fund's investment adviser or subadviser (as applicable, Adviser) believes will pay relatively high dividend yields to shareholders and that are intended to become eligible for the reduced federal income tax rate on qualifying dividends (which currently is 15%, but may be lower for certain taxpayers). The issuers of the equity securities in which the Fund may invest may be located either in or outside of California and there is no requirement that the Fund invest any particular portion of its total assets in equity securities issued by issuers located in California.

  Regarding the tax-exempt securities portion of the Fund's portfolio, the Fund will invest this portion of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. The Fund also will invest this portion of its portfolio primarily in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum income tax for individuals and corporations (AMT). While the Fund may invest in securities of any maturity, the Fund primarily invests in intermediate (more than 3 years but less than 10 years) to long-term (10 or more years) California tax-exempt securities. The Fund may invest in tax-exempt securities rated as low as "B" by a nationally recognized statistical rating organization (NRSRO), or unrated securities of comparable quality. Tax-exempt securities rated below "BBB" by a NRSRO, such as Standard and Poor's, are considered noninvestment-grade securities (also known as "junk bonds"), which, in addition to the other risks described in this prospectus that are applicable to tax-exempt securities, are subject to the risks of investing in noninvestment-grade securities as described in this prospectus.


  Regarding the equity securities portion of the Fund's portfolio, the Fund will invest in dividend paying domestic and foreign common stocks and other secu-rities that are intended to become eligible for the reduced federal income tax rate on qualifying dividends (which currently is 15%, but may be lower for certain taxpayers). The Fund will focus on value in seeking to select primarily equity securities of mid-to-large capitalization companies that pay dividends, are characterized by sound management and have the ability to finance expected growth. The Fund's Adviser's focus on dividend paying securities strives to create an equity portfolio whose income levels typically are higher than the general markets.


The Fund also may invest in derivative contracts to implement its investment strategies as more fully described herein.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


   * INTEREST RATE RISKS. Prices of fixed income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
   * CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Noninvestment-grade securities generally have a higher default risk than investment-grade securities.
   * LIQUIDITY RISKS. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
   * TAX RISKS. In order to pay interest that is exempt from federated income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The federal income tax treatment on payments in respect to certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.
   * LEVERAGE RISKS. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


   * CALL RISKS. The Fund's performance may be adversely affected by the possi-bility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
   * SECTOR RISKS. It is possible that a certain sector of the securities market may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, political or other developments which generally affect that sector. Furthermore, since the Fund invests at least 50% of its total assets in California tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's economy is dependent upon high technology, entertainment, trade, manufacturing, tourism, construction, agriculture and services industries. A downturn in any of these industries could have a negative impact on the economy of California. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Also, state revenue declines have caused budget gaps and affected liquidity and the state credit ratings. Finally, since the Fund invests the tax- exempt securities portion of the Fund's portfolio primarily in issuers from California, the Fund's performance also may be more susceptible to negative affects by other local, state or regional factors, such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
   * RISK ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES. The Fund may invest a portion of its assets in securities that are not rated investment-grade (i.e., noninvestment-grade securities or unrated securities of comparable quality), which are also known as "junk bonds," which may be subject to greater credit, interest rate and liquidity risks than investment-grade securities.
   * PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
   * CREDIT ENHANCEMENT RISK. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

   * RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.

   *  TAX-EXEMPT SECURITIES MARKET RISK.   The amount of public information
      available about fixed income securities (including tax-exempt securities) is generally less than that for corporate equities or bonds. Consequently, the Fund's Adviser may make investment decisions based on information that is incomplete or inaccurate. The secondary market for fixed income securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its fixed income securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in fixed income securities.
   * REINVESTMENT RISK. Income from the Fund's tax-exempt security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities (including tax-exempt securities) at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the overall return of Shares.
   * RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
   * RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS. Because the Fund may invest in American Depositary Receipts
      (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
   * CURRENCY RISKS. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
   * STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
   * RISKS RELATED TO INVESTING FOR VALUE. Due to their relatively low valua-tions, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
   * STRATEGY RISK. Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.




RISK/RETURN BAR CHART AND TABLE

[TO BE FILED BY AMENDMENT]



AVERAGE ANNUAL TOTAL RETURN TABLE

[TO BE FILED BY AMENDMENT]

 WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED STOCK AND CALIFORNIA MUNI FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class C Shares of the Fund.


[TO BE FILED BY AMENDMENT]







EXAMPLE
[TO BE FILED BY AMENDMENT]

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objectives by investing in a portfolio that is allocated primarily between equity securities and California tax-exempt securities.

AS INDICATED IN ITS NAME, FEDERATED STOCK AND CALIFORNIA MUNI FUND INVESTS IN BOTH EQUITY SECURITIES (STOCK) AND CALIFORNIA MUNICIPAL (MUNI) SECURITIES AS DESCRIBED IN THIS PROSPECTUS. THUS, THE FUND IS NOT ENTIRELY A "TAX-EXEMPT" OR "MUNICIPAL" FUND, AND A PORTION OF THE INCOME DERIVED FROM THE FUND'S PORTFOLIO (OR DIVIDEND DISTRIBUTIONS) WILL BE SUBJECT TO FEDERAL INCOME TAX AND CALIFORNIA STATE AND LOCAL PERSONAL INCOME TAX.

At least 80% of the Fund's total assets will be invested in equity securities and California tax-exempt securities at all times. The Fund will invest at least 50% of its total assets in California tax-exempt securities. Under current federal and California tax law, this strategy will enable the interest earned on the California tax-exempt securities in which the Fund invests to retain its tax-exempt nature when paid to the Fund's shareholders as dividends. The Fund also may invest in a tax-exempt security of an issuer located outside of California. The Fund normally will invest most of its remaining assets in domestic and foreign equity securities that the Fund's Adviser believes will pay relatively high dividend yields to shareholders and that are intended to become eligible for the reduced federal income tax rate on qualifying dividends (which currently is 15%, but may be lower for certain taxpayers). Under current federal tax law, these dividends, along with long-term capital gains distributed by the Fund, will be taxable for federal income tax purposes at the long-term capital gains rate (which currently is 15%, but may be lower for certain taxpayers). The issuers of the equity securities in which the Fund may invest may be located either in or outside of California and there is no requirement that the Fund invest any particular portion of its total assets in equity securities issued by issuers located in California.

Subject to the requirement to invest at least 50% of the Fund's total assets in California tax-exempt securities, the Adviser allocates the Fund's portfolio between tax-exempt securities and equity securities based on the Adviser's expectations for the performance and risks of the tax-exempt securities and equity securities in which the Fund invests, while taking into account the Fund's objective of providing tax-advantaged income. During periods of stock market instability or decline, the Adviser may decrease the allocation of the Fund's assets invested in equity securities and invest significantly more than 50% of the Fund's assets in tax-exempt securities.

The Adviser also seeks to minimize short-term capital gain distributions result-ing from the sale of portfolio securities, which are taxed at non-preferential ordinary federal income tax rates. To the extent that short-term capital gains are recognized, the Adviser may sell depreciated securities in order to recognize losses to offset these gains. There is no guarantee that the Adviser will be able to recognize losses sufficient to fully offset short-term gains; in that event, the Fund will make a distribution to shareholders.

 The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the allocation of the portfolio to permissible investments or to gain exposure to the municipal bond sector. Additionally, by way of example, the Fund may also use derivative contracts to:

   {circle}Increase or decrease the effective duration of the Fund portfolio; {circle}Obtain premiums from the sale of derivative contracts;
   {circle}Realize gains from trading a derivative contract; or {circle}Hedge against potential losses



There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

Descriptions of the various types of securities in which the Fund principally invests, and their risks, immediately follow this strategy section.

CALIFORNIA TAX-EXEMPT SECURITIES
Regarding the tax-exempt securities portion of the Fund's portfolio, the Fund will invest this portion of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. The Fund also will invest this portion of its portfolio primarily in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal AMT for individuals and corporations. While the Fund may invest in securities of any maturity, the Fund primarily invests in intermediate (more than three years but less than ten years) to long-term (ten or more years) California tax-exempt securities. The Fund may invest in tax-exempt securities that are:
   * high quality (i.e., securities rated in the first or second highest rating category by a NRSRO or unrated securities of comparable quality). For example, securities rated "AAA" or "AA" Standard & Poor's, an NRSRO, would be rated in the first and second highest rating category, respectively;
   * medium quality (i.e., securities rated in the third or fourth highest rating category by a NRSRO or unrated securities of comparable quality). For example, securities rated "A" or "BBB" Standard & Poor's, an NRSRO, would be rated in the third and fourth highest rating category, respectively; or
   * noninvestment-grade (i.e., securities that are not rated in one of the four highest rating categories by a NRSRO or unrated securities of comparable quality). For example, securities rated "B" or "BB" Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund may not invest in securities rated below "B" or unrated securities of comparable quality.
The high quality and medium quality tax-exempt securities in which the Fund invests are subject to interest rate, credit, liquidity, tax, leverage, call, sector, prepayment risks, tax-exempt securities market risk, reinvestment risk and strategy risk as described herein. The noninvestment-grade tax-exempt securities in which the Fund invests are subject to these risks, as well as the risks of investing in noninvestment-grade securities as described herein.

The Adviser manages credit risk through portfolio diversification and by per-forming a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including (among others) the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities in the portfolio on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Adviser performs a more intensive credit analysis on noninvestment-grade tax-exempt securities. In addition to the review process described above, the Adviser, when appropriate, generally will engage in detailed discussions with the issuer regarding the offering and may visit the site that the issuer is developing with the proceeds of the offering.


The Adviser attempts to provide high levels of income while taking prudent levels of interest rate risk by investing in tax-exempt securities of various maturities and managing the duration of the Fund. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser increases or reduces the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it maintains a longer portfolio duration. When the Adviser expects interest rates to increase, it shortens the portfolio duration. The Adviser may use hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including (among others) current and expected
U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's monetary policy; and supply and demand factors related to the California tax-exempt municipal market and the effect that they may have on the returns offered for various bond maturities. Duration management is less important when a greater portion of the Fund is allocated to noninvestment-grade California tax-exempt securities, because such securities are less sensitive to interest rate changes.


The Adviser also may attempt to augment income by investing a portion of its portfolio in noninvestment-grade, tax-exempt securities, which generally provide higher yields. The percentage of the Fund's portfolio that the Adviser allocates to noninvestment-grade securities will vary depending on the supply of noninvestment-grade tax-exempt securities and the credit spread between invest-ment-grade tax-exempt securities and noninvestment-grade, tax-exempt securi-ties. If the credit spread narrows, the Adviser may increase its allocation to investment-grade securities; if the credit spread broadens, the Adviser may increase its allocation to noninvestment-grade securities.


Because the Fund refers to California municipal investments in its name, under Rule 35d-1 under the Investment Company Act of 1940 (1940 Act), the Fund has an investment policy that it will normally invest its portfolio of tax-exempt securities so that at least 80% of the income derived from the Fund's tax-exempt portfolio that it distributes will be exempt from federal income tax and the personal income taxes imposed by the state of California and California municipalities. This policy may not be changed without shareholder approval.


EQUITY SECURITIES
Regarding the equity securities portion of the Fund's portfolio, the Fund will invest in dividend paying domestic and foreign common stocks and other securi-ties that are intended to become eligible for the reduced federal income tax rate on qualifying dividends (which currently is 15%, but may be lower for certain taxpayers). The Fund will focus on value in seeking to select primarily equity securities of mid-to-large capitalization companies that pay dividends, are characterized by sound management and have the ability to finance expected growth. The Fund's Adviser's focus on dividend paying securities strives to create an equity portfolio whose income levels typically are higher than the general markets.

The Adviser attempts to identify solid, long-term values through disciplined investing and careful fundamental research. The Adviser attempts to identify value stocks of mature, high quality, mid-to large-capitalization companies with high relative dividend yields that are likely to maintain or increase their dividends. A company's dividend yield will be considered relatively high when its yield is higher than the current yield of the stock market taken as a whole. By investing in value companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value. The Adviser performs traditional fundamental research and analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuing company. The Adviser focuses on value in selecting dividend paying securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser focuses on value in selecting dividend paying securities, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.


TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute income to investors that is taxable at full federal income tax rates. This also may cause the Fund to give up greater investment returns to maintain the safety of principal.




WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal income taxes. Fixed- income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.
Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.
The following describes the principal types of tax-exempt securities in which the Fund may invest:

GENERAL OBLIGATION BONDS
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in default on the bonds.

PRIVATE ACTIVITY BONDS
 Private activity bonds are special revenue bonds used to finance private entities. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities, and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds, and bonds used for certain organizations exempt from Federal income taxation (qualified 501(c)(3) bonds).

The interest on many types of private activity bonds is subject to the AMT due to qualifying tax rules.




TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

INVERSE FLOATERS
An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. Inverse floaters are used to enhance the income from a bond investment by employing leverage. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

MUNICIPAL MORTGAGE-BACKED SECURITIES
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interest in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage- backed securities generally have fixed-interest rates.

PACS
PACs (planned amortization classes) are a sophisticated form of municipal mort-gage-backed security issued with a company class. PACs receive principal pay-ments and prepayments at a specified rate. In addition, PACs will receive the companies classes' shares of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

 The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Fund may purchase U.S. Treasury and / or government agency securities.

 The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures), as well as currency futures and currency forward contracts.


OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.


SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps, and credit default swaps and currency swaps.


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold shares of preferred stock that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its convertible preferred stock.
Convertible securities have lower yields than comparable securities without a conversion feature. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed- income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund anticipates that it will invest only in convertible preferred stock or other convertible securities whose dividends or distributions will qualify for the federal income tax rate of 15%.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
   * it is organized under the laws of, or has a principal office located in, another country;
   *  the principal trading market for its securities is in another country; or
   * it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

AMERICAN DEPOSITARY RECEIPTS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN
ISSUERS
American Depositary Receipts, which are traded in United States markets, rep-resent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets. The Fund will invest primarily in ADRs that pay dividends that are eligible for federal income taxation at the capital gains rate (15%).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
 The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.


SPECIAL TRANSACTIONS

 HYBRID INSTRUMENTS
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrange-ments in which the Fund buys securities for a set price, with payment and deliv-ery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transactions when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

 ASSET SEGREGATION
In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.


INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES
The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a NRSRO, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade. If a security is downgraded below the minimum quality grade for the Fund, Adviser will reevaluate the security, but will not be required to sell it.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS
 Prices of fixed income securities (including tax-exempt securities) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Certain factors, such as the presence of call features, may cause a particular fixed-income security, or the Fund's fixed- income portfolio as a whole, to exhibit less sensitivity to changes in interest rates.
Certain of the Fund's investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities under performs (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).


CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. If an issuer defaults, the Fund will lose money.
Many fixed income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS
Trading opportunities are more limited for securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Any one or more of these features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Noninvestment grade securities generally have less liquidity than investment grade securities.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


TAX RISKS
In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
 Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.
Regarding the tax-exempt status of the securities in which the Fund invests, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court heard the case in November during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The decision could have a greater impact on a state-specific municipal bond fund, such as the Fund, which has an investment objective to invest its assets so that distributions are exempt from both federal income tax and state and local income taxes. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.
The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security (including a tax-exempt security) before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS
It is possible that a certain sector of the securities market may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, political or other developments which generally affect that sector. The Fund may invest more than 25% of its total assets in tax-exempt securities of issuers in the same economic sector. A substantial part of the Fund's portfolio will be comprised of securities issued by California issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect California issuers or these credit enhancing entities.

California's economy is dependent upon high technology, entertainment, trade, manufacturing, tourism, construction, agriculture and services industries. A downturn in any of these industries could have a negative impact on the economy of the state. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Specifically, Proposition 13 limits the valuation of real property for tax purposes and the power of local authorities to increase property tax rates and revenues; Proposition 62 requires that a majority of voters approve new general taxes; and Proposition 218 requires two-thirds voter approval for the imposition of new special taxes. California experienced a deep recession in the early 1990s (aerospace industry downsizing related to military cutbacks) followed by strong performance from 1994 through early 2001 (technology/stock market boom). This gave way to a period with a weak stock market that, combined with an over-reliance on capital gain tax revenues, poor performance from high technology and a national economic downturn, weighed down the economy and caused dramatic revenue declines. The revenue declines caused significant budget gaps, reduced liquidity and increased debt that led to credit downgrades by the rating agencies. While the liquidity issues have been addressed (aided by debt issues) and credit ratings have improved, persistent budget gaps remain.

 Since the Fund invests at least 50% of its total assets in California tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Finally, since the Fund invests the tax-exempt securities portion of the Fund's portfolio primarily in issuers from California, the Fund's performance also may be more susceptible to negative affects by other local, state or regional factors, such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.


RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities that are not rated investment-grade (i.e., noninvestment-grade securities or unrated securities of comparable quality), also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade  securities.  For  example,  their  prices  are more  volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

PREPAYMENT RISKS
Unlike traditional fixed-income securities (including tax-exempt securities), which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.

For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unsched-uled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.


Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

 CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.
A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.


TAX-EXEMPT SECURITIES MARKET RISK
The amount of public information available about fixed income securities (including tax-exempt securities) is generally less than that for corporate equities or bonds. Consequently, the Fund's Adviser may make investment decisions based on information that is incomplete or inaccurate. The secondary market for fixed income securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in fixed income securities.

REINVESTMENT RISK
Income from the Fund's tax-exempt security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities (including tax-exempt securities) at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the overall return of Shares.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restric-tions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign eco-nomic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diver-sification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

STRATEGY RISK
Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor securities. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's port-folio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
 The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

WHAT DO SHARES COST?
When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV) plus any applicable front-end sales charge (public offering price). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."
You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed. When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

In calculating its NAV, the Fund generally values investments as follows:
      {circle}Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      {circle}Fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees
             (Board).
      {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Board.
If the Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other things, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Board. The Fund's Statement of Additional Information (SAI) discusses the methods used by pricing services and the Valuation Committee to value investments.


Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or evaluations from pricing services.


The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

      {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      {circle}Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board.


The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.




The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.



                                           MAXIMUM SALES CHARGES
                    MINIMUM
                    INITIAL/SUBSEQUENT                       CONTINGENT
                    INVESTMENT             FRONT-END         DEFERRED
 SHARES OFFERED     AMOUNTS1               SALES CHARGE2     SALES CHARGE3
 Class A            $1,500/$100            5.50%             0.00%
 Class C            $1,500/$100            None              1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class C Shares" below.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3 See "Sales Charge When You Redeem."

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class C Shares do not have front-end sales charges, but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class C Shares. Thus, the fact that no front-end charge is imposed on purchases of Class C Shares does not always make them preferable to Class A Shares.


SALES CHARGE WHEN YOU PURCHASE
The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below.

 CLASS A SHARES
                                       Sales Charge
                                       as a Percentage     Sales Charge
                                       of Public           as a Percentage
 Purchase Amount                       Offering Price      of NAV
 Less than $50,000                     5.50%               5.82%
 $50,000 but less than $100,000        4.50%               4.71%
 $100,000 but less than $250,000       3.75%               3.90%
 $250,000 but less than $500,000       2.50%               2.56%
 $500,000 but less than $1 million     2.00%               2.04%
 $1 million or greater1                0.00%               0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES ONLY, MAY BE REDUCED OR ELIMINATED BY:

LARGER PURCHASES
 {circle}purchasing Class A Shares in greater quantities to reduce the applicable sales charge;


CONCURRENT AND ACCUMULATED PURCHASES
   {circle}combining concurrent purchases of and/or current investments in Class
      A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


LETTER OF INTENT
   {circle}signing a letter of intent to purchase a qualifying amount of Class A
      Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


PURCHASE LIMITS ON CLASS C SHARES

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


ELIMINATING THE SALES CHARGE

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

      {circle}within 120 days of redeeming Shares of an equal or greater amount;

      {circle}through a financial intermediary that did not receive a dealer reallowance on the purchase;

      {circle}with reinvested dividends or capital gains;

      {circle}as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

      {circle}as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

      {circle}as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

      {circle}pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

   {circle}Shares that are not subject to a CDSC; and

   {circle}Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES
If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

CLASS C SHARES
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.



If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

   {circle}following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

   {circle}representing minimum required distributions from an Individual
      Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

   {circle}purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

   {circle}purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

   {circle}purchased through a financial intermediary that did not receive an advance commission on the purchase;

   {circle}purchased with reinvested dividends or capital gains;

   {circle}redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or

   {circle}purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).



HOW IS THE FUND SOLD?

The Fund offers two Share classes: Class A Shares and Class C Shares, each representing interests in a single portfolio of securities.

 The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax exempt securities. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:


CLASS A SHARES
                                   DEALER REALLOWANCE
                                   AS A PERCENTAGE OF
 PURCHASE AMOUNT                   PUBLIC OFFERING PRICE
 Less than $50,000                 5.00%
 $50,000 but less than $100,000    4.00%
 $100,000 but less than $250,000   3.25%
 $250,000 but less than $500,000   2.25%
 $500,000 but less than $1 million 1.80%
 $1 million or greater             0.00%

ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:


CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)
                               ADVANCE COMMISSION
                               AS A PERCENTAGE OF
 PURCHASE AMOUNT               PUBLIC OFFERING PRICE
 First $1 million - $5 million 0.75%
 Next $5 million - $20 million 0.50%
 Over $20 million              0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                      ADVANCE COMMISSION
                      AS A PERCENTAGE OF
 CLASS C SHARES       PUBLIC OFFERING PRICE
 All Purchase Amounts 1.00%

RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% for Class A Shares and 0.75% for Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES

 The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining
shareholder accounts.   Intermediaries that receive Service Fees may include a
company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH A FINANCIAL INTERMEDIARY
{circle}Establish an account with the financial intermediary; and

{circle}Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
{circle}Establish your account with the Fund by submitting a completed New
  Account Form; and

{circle}Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


BY WIRE
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject ANY purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

{circle}through a financial intermediary if you purchased Shares through a financial intermediary; or

{circle}directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
All requests must include:

{circle}Fund Name and Share Class, account number and account registration;

{circle}amount to be redeemed or exchanged;

{circle}signatures of all shareholders exactly as registered; and

{circle}IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.


SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

{circle}your redemption will be sent to an address other than the address of record;

{circle}your redemption will be sent to an address of record that was changed within the last 30 days;

{circle}a redemption is payable to someone other than the shareholder(s) of record; or

{circle}IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

{circle}an electronic transfer to your account at a financial institution that is an ACH member; or

{circle}wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

{circle}to allow your purchase to clear (as discussed below);

{circle}during periods of market volatility;

{circle}when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or

{circle}during any period when the Federal Reserve wire or applicable Federal
  Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

{circle}when the NYSE is closed, other than customary weekend and holiday closings;

{circle}when trading on the NYSE is restricted, as determined by the SEC; or

{circle}in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

{circle}ensure that the account registrations are identical;

{circle}meet any minimum initial investment requirements; and

{circle}receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares and Class C Shares subject to a sales charge while redeeming Shares using this program.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund does not issue share certificates.



ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are partially exempt from federal income tax and partially eligible for the reduced federal income tax rate on qualifying dividends, although a portion of the Fund's dividends may not be exempt or advantaged. Dividends also may be subject to state and local taxes, although the Fund's dividends derived from the tax-exempt securities portion of its portfolio will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. It is the understanding of the Adviser that, to obtain the full advantage of the reduced federal income tax rate on a dividend paid by the Fund, it is necessary for you to hold your Shares of the Fund for at least 61 days during the 121-day period commencing 60 days before the ex-dividend date. Currently, the favorable tax treatment of qualified dividends will continue through 2010; thereafter, unless the Internal Revenue Code is amended, dividends that are currently qualifying dividends derived from the equity securities portion of the Fund's portfolio will be taxable at ordinary federal income tax rates. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your shares. Fund distributions of non-exempt dividends and capital gains are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include iden-tification of the Fund's top ten equity holdings, top five fixed-income holdings, recent purchase and sale transactions, equity and fixed-income portfolio profile statistics (such as weighted medium market cap and weighted average effective duration), and percentage breakdowns of the portfolio by credit quality, asset class and sector.

 To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.



WHO MANAGES THE FUND?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION
John L. Nichol is the lead Portfolio Manager responsible for managing the Fund's equity portfolio. David P. Gilmore is a Portfolio Manager responsible for managing the Fund's equity portfolio. R.J. Gallo is the Portfolio Manager responsible for managing the Fund's fixed-income portfolio.

JOHN L. NICHOL
John L. Nichol has been the Fund's Portfolio Manager since inception. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Invest-ment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

DAVID P. GILMORE
David P. Gilmore has been the Fund's Portfolio Manager since inception.
Mr. Gilmore joined Federated in August 1997 as an Investment Analyst.
Mr. Gilmore has been a Portfolio Manager since September 2000. He became a Senior Investment Analyst in July 1999 and a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore is a Chartered Financial Analyst. Mr. Gilmore earned his B.S from Liberty University and his M.B.A. from the University of Virginia.

R.J. GALLO
R.J. Gallo has been the Fund's Portfolio Manager since inception. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He became a Vice President of the Fund's Sub-Adviser in January 2005 and served as Assistant Vice President of the Fund's Sub-Adviser from January 2002 through 2004. He has been a Portfolio Manager since December 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York.
Mr. Gallo is a Chartered Financial Analyst. Mr. Gallo received a Master's in Public Affairs with a concentration in Economics and Public Policy from Princeton University.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES
The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.
 A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated January 31, 2008.



LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
 The Financial Highlights will help you understand the Fund's financial performance since its inception, since the life of the Fund is shorter than five years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



[TO BE FILED BY AMENDMENT]

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

[TO BE FILED BY AMENDMENT]

A Statement of Additional Information (SAI) dated January 31, 2008 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4577

Cusip 31420C746
Cusip 31420C738
35824 (01/08)

FEDERATED CAPITAL INCOME FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST


STATEMENT OF ADDITIONAL INFORMATION


 January 31, 2008

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Capital Income Fund (Fund), dated January 31, 2008. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.




                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Fund was originally established under the laws of the State of Maryland on April 20, 1987. On January 9, 2003, its name was changed from Federated Utility Fund, Inc. to Federated Capital Income Fund, Inc. Effective May 27, 2003, the Fund was reorganized as a portfolio of the Trust and changed its name to Federated Capital Income Fund.

The Board of Trustees (Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser). Effective March 6, 2006, Passport Research II, Ltd., the Fund's former Adviser, merged into the Fund's current Adviser.



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business.

The following describes the types of equity securities in which the Fund may invest:


COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS
Holders of preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments to its common stockholders. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances redeem the preferred stock. The Fund may treat such redeemable preferred stock as a fixed-income security.


INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:


TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amount of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.


MORTGAGE-BACKED SECURITIES
The Fund may invest in mortgage-backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse

Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES
Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.


ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.


CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.


INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES
The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.


CONVERTIBLE SECURITIES
Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.

Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stocks and convertible bonds generally have lower yields than comparable nonconvertible securities but provide more income than common stocks.


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

{circle}it is organized under the laws of, or has a principal office located in, another country;

{circle}the principal trading market for its securities is in another country;
  or

{circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.


ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.


FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. The Fund may use both spot trades and currency derivatives to increase or decrease its exposure to foreign interest rate and /or currency markets. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


FOREIGN GOVERNMENT SECURITIES
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


BRADY BONDS
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.


HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

 The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

 The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as, currency futures and forward contracts.

 INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.




OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

    {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

    {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).


SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

 CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").


 HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.


Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTE

A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit"). The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the Reference Credit.

EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument"). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.




SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


SECURITIES LENDING
The Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


ASSET SEGREGATION
In accordance with SEC and SEC staff positions regarding the interpretation of the 1940 Act, with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net) obligations, if any (i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received under based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
 The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.


CURRENCY RISKS
 Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign securities through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


EQUITY SECURITIES INVESTMENT RISKS

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


FIXED-INCOME INVESTMENT RISKS

INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally,

when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor's (S&P) and Moody's Investors Service (Moody's). These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


LIQUIDITY RISKS
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.



LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES
Securities rated below investment-grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.


RISKS RELATED TO THE ECONOMY
The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative development in the United States and global economies.


RISKS OF INVESTING IN EMERGING MARKET COUNTRIES
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The Fund's primary investment objectives are current income and long-term growth of income. Capital appreciation is a secondary objective.

For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements.

The investment objective and policy may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS

CONCENTRATION OF INVESTMENTS
The Fund will not invest more than 25% of its total assets (valued at time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


SELLING SHORT AND BUYING ON MARGIN
The Fund will not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


PLEDGING ASSETS
The Fund will not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit in escrow of securities in connection with the writing of call options or collateralizing loans of securities is not deemed to be a pledge or hypothecation for any purpose.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies and limitations.


DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein, such as mortgage pass-throughs, pay-throughs, collateralized mortgage obligations, and securities issued by companies that invest in real estate or interests therein. The Fund will not invest in limited partnerships investing in real estate or real estate investments.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities or commodity contracts.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 15% of its total assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.


PURCHASING SECURITIES TO EXERCISE CONTROL
The Fund will not invest for the purpose of exercising control over or management of any company.


RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.

The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

The Fund has a fundamental investment policy that permits it to concentrate in the utilities industry. However, the Fund has no present intention of concentrating its investments in the utilities industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



 WHAT DO SHARES COST?

A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

      {circle}Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such fixed-income securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.
      {circle}Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.
      {circle}OTC derivative contracts are valued using evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more dealers or fair valued using a recognized pricing model for the contract.

      {circle}Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other matters, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation Committee, the Board has authorized the Fund to use pricing services that provide daily evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts. Different pricing services may provide different evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which evaluations from pricing services and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment, (6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or evaluations from pricing services.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

              {circle}With respect to securities traded principally in
                 foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

              {circle}With respect to evaluations of fixed-income
                 securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

              {circle}Political or other developments affecting the
                 economy or markets in which an issuer conducts its operations or its securities are traded; and

              {circle}Announcements concerning matters such as
                 acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.





HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CLASS B SHARES, CLASS C SHARES AND CLASS F SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and/or contingent deferred sales charges paid in connection with the sale of Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended November 30:


TO BE FILED BY AMENDMENT




SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered.

Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


TO BE FILED BY AMENDMENT




TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of [ ] 2007, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.


TO BE FILED BY AMENDMENT



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             AGGREGATE            TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     COMPENSATION     COMPENSATION
ADDRESS                                                                                                   FROM FUND       FROM TRUST
POSITIONS                                                                                              (PAST FISCAL              AND
HELD WITH                                                                                                     YEAR)        FEDERATED
TRUST                                                                                                                   FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1986

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
January 2000     PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0         $148,500
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
August 1987


* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             AGGREGATE            TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     COMPENSATION     COMPENSATION
ADDRESS                                                                                                   FROM FUND       FROM TRUST
POSITIONS                                                                                              (PAST FISCAL              AND
HELD WITH                                                                                                     YEAR)        FEDERATED
TRUST                                                                                                                   FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                        $0         $163,350
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0         $163,350
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment
Investment       Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc.,
Properties       Realtors; President, Naples Property Management, Inc. and Northgate Village
Corporation      Development Corporation.
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
November
1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                        $0         $163,350
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                        $0         $148,500
CUNNINGHAM       Director, WinsorTech.
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                        $0         $148,500
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers,
March 16,        Babson College.
1942
One Royal        PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
Palm Way         President, State Street
100 Royal        Bank and Trust Company and State Street Corporation (retired); Director, VISA USA
Palm Way         and VISA International; Chairman and Director, Massachusetts Bankers Association;
Palm Beach,      Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
FL
TRUSTEE
Began
serving:
November
1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0         $163,350
MANSFIELD,       Management Consultant.
JR.              PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
Birth Date:      Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
April 10,        Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
1945             (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
80 South         Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Road             Executive Vice President DVC Group, Inc. (marketing, communications and
Westhampton      technology).
Beach, NY
TRUSTEE
Began
serving:
January 2000

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                        $0         $178,200
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker
1932             Corp. (engineering, construction, operations and
Chancellor,      technical services).
Duquesne
University       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
Pittsburgh,      University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
PA               University School of Law.
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Public                $0         $148,500
SMUTS            Relations/Marketing Consultant/Conference Coordinator.
Birth Date:
June 21,         PREVIOUS POSITIONS: National Spokesperson, Aluminum Company of America;
1935             television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 1986

JOHN S.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0         $148,500
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 2000

JAMES F.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Vice                  $0               $0
WILL             Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Alleghany Corporation.
1938
Saint            PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
Vincent          President and Chief Executive Officer, Cyclops Industries; President and Chief
College          Operating Officer, Kaiser Steel Corporation.
Latrobe, PA
TRUSTEE
Began
serving:
April 2006


OFFICERS**

NAME        PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS
HELD WITH
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated
EXECUTIVE   Securities Corp.
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
January
1986

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
VICE        Securities Corp.
PRESIDENT
Began
serving:
January
1986

JOHN B.     PRINCIPAL OCCUPATIONS: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
FISHER      Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Birth Date: Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in
May 16,     the Federated Fund Complex and Director, Federated Investors
1956        Trust Company.
VICE
PRESIDENT   PREVIOUS POSITIONS: President and Director of the Institutional Sales Division of Federated Securities Corp.; President
Began       and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services
serving:    Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and
January     President, Technology, Federated Services Company.
1986

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex;
BOUDA       Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date: subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February    Association of Wisconsin.
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

STEPHEN F.  PRINCIPAL OCCUPATIONS: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex;
AUTH        Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Birth Date: Equity Management Company of Pennsylvania.
September
3, 1956     PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF       (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division;
INVESTMENT  Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
OFFICER     Portfolio Manager, Prudential Investments.
Began
serving:
May 2004

ROBERT J.   PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio
OSTROWSKI   Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a
Birth Date: Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Sub-Adviser since 1997. Mr. Ostrowski is a
April 26,   Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
1963
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

JOSEPH M.   Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr.
BALESTRINO  Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-
Birth Date: Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr.
November 3, Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995.
1954        Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the
VICE        University of Pittsburgh.
PRESIDENT
Began
serving:
November
1998

RANDALL S.  Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and
BAUER       a Vice President of the Fund's Sub-Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his
Birth Date: M.B.A. in Finance from the Pennsylvania State University.
November
16, 1957
VICE
PRESIDENT
Began
serving:
November
1998

JOHN L.     John L. Nichol has been the Fund's Portfolio Manager since December 2000 and is responsible for managing the Fund's
NICHOL      equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice
Birth Date: President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President
May 21,     of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees
1963        Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has
VICE        M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.
PRESIDENT
Began
serving:
May 2004


**Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.


COMMITTEES OF THE BOARD

TO BE FILED BY AMENDMENT

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                    MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR
EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust. However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial
               Bigley           reporting process of the Fund, the Fund's internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund's financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance
               Nicholas P.      with legal requirements relating to those matters, approves the engagement and
               Constantakis     reviews the qualifications, independence and performance of the Fund's independent
               Charles F.       registered
               Mansfield,       public accounting firm, acts as a liaison between the independent
               Jr.              registered public accounting firm and the Board and reviews the Fund's internal audit function.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees selects
               Bigley           and nominates persons for election to the Fund's Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund's agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the
               John F.          Fund, at the Fund's address appearing on the back cover of this Statement of
               Cunningham       Additional Information. The recommendation should include the name and address of
               Peter E.         both the shareholder and the candidate and detailed information concerning the
               Madden           candidate's qualifications and experience. In identifying and evaluating candidates
               Charles F.       for consideration, the Committee shall consider such factors as it
               Mansfield,       deems appropriate. Those factors will ordinarily include: integrity, intelligence,
               Jr.              collegiality, judgment, diversity, skill, business and other experience,
               John E.          qualification as an "Independent Trustee" the existence of material relationships
               Murray, Jr       which may create the appearance of a lack of independence, financial or accounting
               Thomas M.        knowledge and experience, and dedication and willingness to devote the time and
               O'Neill.         attention necessary to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2007

TO BE FILED BY AMENDMENT

INTERESTED                                DOLLAR RANGE OF                AGGREGATE
BOARD MEMBER NAME                            SHARES OWNED          DOLLAR RANGE OF
                                             IN FEDERATED          SHARES OWNED IN
                                      CAPITAL INCOME FUND      FEDERATED FAMILY OF
                                                              INVESTMENT COMPANIES
John F. Donahue                                      None            Over $100,000
J. Christopher Donahue                               None            Over $100,000
Lawrence D. Ellis, M.D.                              None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                     None            Over $100,000
John T. Conroy, Jr.                                  None            Over $100,000
Nicholas P. Constantakis                             None            Over $100,000
John F. Cunningham                                   None            Over $100,000
Peter E. Madden                                      None            Over $100,000
Charles F. Mansfield, Jr.                            None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                    None            Over $100,000
Thomas M. O'Neill                                    None                     None
Marjorie P. Smuts                            $1 - $10,000            Over $100,000
John S. Walsh                                        None            Over $100,000
James F. Will                                        None                     None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


PORTFOLIO MANAGER INFORMATION
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

OTHER ACCOUNTS MANAGED BY JOHN L. NICHOL  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies           #/$
Other Pooled Investment Vehicles          #/$
Other Accounts                            #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT

OTHER ACCOUNTS MANAGED BY DAVID P. GILMORE  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies             #/$
Other Pooled Investment Vehicles            #/$
Other Accounts                              #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT



OTHER ACCOUNTS MANAGED BY JOSEPH M. BALESTRINO  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies                 #/$
Other Pooled Investment Vehicles                #/$
Other Accounts                                  #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT

OTHER ACCOUNTS MANAGED BY TODD A. ABRAHAM  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies            #/$
Other Pooled Investment Vehicles           #/$
Other Accounts                             #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT

OTHER ACCOUNTS MANAGED BY MARK E. DURBIANO  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies             #/$
Other Pooled Investment Vehicles            #/$
Other Accounts                              #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT

OTHER ACCOUNTS MANAGED BY ROBERTO SANCHEZ-DAHL  TOTAL NUMBER OF OTHER ACCOUNTS MANAGED / TOTAL ASSETS*
Registered Investment Companies                 #/$
Other Pooled Investment Vehicles                #/$
Other Accounts                                  #/$

* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: TO BE FILED BY AMENDMENT


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

 On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


PROXY VOTING PROCEDURES
 The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy. ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.



CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten equity and fixed-income holdings, a percentage breakdown of the portfolio by asset class, a percentage breakdown of the equity portfolio by sector, a percentage breakdown of the fixed-income portfolio by credit quality, and recent equity and fixed-income purchase and sale transactions.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On November 30, 2007, the Fund owned securities of the following regular broker/dealers:

TO BE FILED BY AMENDMENT


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

 MAXIMUM ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY
                                NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                    on the first $5 billion
 0.125 of 1%                    on the next $5 billion
 0.100 of 1%                    on the next $10 billion
 0.075 of 1%                    on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

For the fiscal year ended November 30, 2007, the independent registered public accounting firm for the Fund was KPMG LLP. On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, and upon completion of the audit for November 30, 2007, appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year ending November 30, 2007. On the same date, the Fund's former auditor, Deloitte & Touche LLP resigned. See the Fund's Annual Report for further information regarding the change in independent registered public accounting firm.


FEES PAID BY THE FUND FOR SERVICES

TO BE FILED BY AMENDMENT


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended November 30, 2007.

Yield is given for the 30-day period ended November 30, 2007.


TO BE FILED BY AMENDMENT



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As of December 31, 2006, Federated managed 48 equity funds totaling approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.


TAXABLE FIXED-INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including: high-yield, multi-sector, mortgage-backed,

U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.


TAX FREE FIXED-INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and

22 municipal money market funds with approximately $27.6 billion in total assets.


MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $63.5 billion, $64.0 billion, $27.6 billion and

$82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA, for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market Funds.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2007 are incorporated herein by reference to the Annual Report to Shareholders of Federated Capital Income Fund dated November 30, 2007.



INVESTMENT RATINGS


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA-HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB-GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB-SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B-HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C-HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

D-IN PAYMENT DEFAULT. The `D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.


MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
AAA-Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA-HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB-GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB-SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B-HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
PRIME-1-Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

BB-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.
..

B-VERY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

CCC, CC, C-EXTREMELY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+-STRONGEST. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1-OUTSTANDING. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2-SATISFACTORY. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES


FEDERATED CAPITAL INCOME FUND


Class A Shares

Class B Shares

Class C Shares

Class F Shares



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

99 High Street

Boston, MA 02110



APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


CUSTODIAN
State Street Bank and Trust Company


SECURITIES LENDING AGENT
Metropolitan West Securities LLC


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP


LEGAL COUNSEL
Dickstein Shapiro LLP

Reed Smith LLP


SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

Investor Responsibility Research Center

Wilshire Associates, Inc.


SECURITY PRICING SERVICES
Bear Stearns

FT Interactive Data

Reuters

Standard & Poor's


RATINGS AGENCIES
Fitch Ratings

Standard & Poor's

Standard & Poor's Fund Services


PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors

Lipper, Inc.

Morningstar

NASDAQ

Value Line

Wisenberger/Thomson Financial


OTHER
Investment Company Institute

Astec Consulting Group, Inc.










                                       2










FEDERATED STOCK AND CALIFORNIA MUNI FUND

A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST
AS INDICATED IN ITS NAME, FEDERATED STOCK AND CALIFORNIA MUNI FUND INVESTS IN BOTH EQUITY SECURITIES (STOCK) AND CALIFORNIA MUNICIPAL (MUNI) SECURITIES AS DESCRIBED IN THE FUND'S PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THUS, THE FUND IS NOT ENTIRELY A "TAX-EXEMPT" OR "MUNICIPAL" FUND, AND A PORTION OF THE INCOME DERIVED FROM THE FUND'S PORTFOLIO (OR DIVIDEND DISTRIBUTIONS) WILL BE SUBJECT TO FEDERAL INCOME TAX AND CALIFORNIA STATE AND LOCAL PERSONAL INCOME TAX.

STATEMENT OF ADDITIONAL INFORMATION


JANUARY 31, 2008

CLASS A SHARES
CLASS C SHARES

 This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Class A Shares and Class C Shares of Federated Stock and California Muni Fund (Fund), dated January 31, 2008. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                          CONTENTS

                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................


Federated Stock and California Muni Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

35825(01/08)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.


















                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established two classes of shares of the Fund, known as Class A Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser) and the Fund's Sub-Adviser is Federated Investment Management Company.



SECURITIES IN WHICH THE FUND INVESTS

AS INDICATED IN ITS NAME, FEDERATED STOCK AND CALIFORNIA MUNI FUND INVESTS IN BOTH EQUITY SECURITIES (STOCK) AND CALIFORNIA MUNICIPAL (MUNI) SECURITIES AS DESCRIBED IN THE FUND'S PROSPECTUS AND THIS SAI. THUS, THE FUND IS NOT ENTIRELY A "TAX-EXEMPT" OR "MUNICIPAL" FUND, AND A PORTION OF THE INCOME DERIVED FROM THE FUND'S PORTFOLIO (OR DIVIDEND DISTRIBUTIONS) WILL BE SUBJECT TO FEDERAL INCOME TAX AND CALIFORNIA STATE AND LOCAL PERSONAL INCOME TAX.

The principal securities in which the Fund invests are discussed in the Fund's prospectus. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities, in addition to those listed in the prospectus, in which the Fund invests:


ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates or other similar securities. Asset-backed securities have prepayment risks.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.


CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.


TAX-EXEMPT COMMERCIAL PAPER
Tax-Exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.
This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
   {circle}it is organized under the laws of, or has a principal office located in, another country;

   {circle}the principal trading market for its securities is in another country; or

   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily demonstrated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risk of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.


FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivatives contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivatives contracts may be higher or lower than the spot exchange rate. Use of these contracts may increase or decrease the Fund's exposure to currency risks.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in United States markets.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
 The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

 The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to value than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

 The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and forward contracts.


INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as "LIBOR"); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

CURRENCY FUTURES AND CURRENCY FORWARD CONTRACTS
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.




OPTION CONTRACTS
Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and/or sell the following types of options:


CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

   {circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

   {circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.


PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

   {circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

   {circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offered Rate (commonly referred to as "LIBOR") swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

 CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a "foreign exchange swap").


TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute income to investors that is taxable at full federal income tax rates. This also may cause the Fund to give up greater investment returns to maintain the safety of principal.

 The Fund may make temporary defensive investments in the following taxable securities (in addition to taxable repurchase agreement and reverse repurchase agreement investments):


TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.


HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


SPECIAL TRANSACTIONS

 HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.


Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Valuation Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTE

A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a "Reference Credit"). The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a "Credit Event") with respect to the issuer of the Reference Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the Reference Credit.


EQUITY LINKED NOTE
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities, or an equity index (the "Reference Equity Instrument"). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.




INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
Because the Fund may invest in ADRs issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


CREDIT RISKS
The Fund may invest in fixed-income securities (including tax-exempt securities) rated BBB or in unrated but comparable securities. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"- rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. The noninvestment-grade securities in which the Fund may invest generally have a higher default risk than investment-grade securities.


TAX RISKS
In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.


LIQUIDITY RISKS
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held. One or more of these features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility. Noninvestment grade securities generally have less liquidity than investment grade securities.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

PREPAYMENT RISKS
Like municipal mortgage-backed securities, asset-backed securities (including fixed-income or tax-exempt securities that are pooled or collateralized) may be subject to prepayment risks and the possibility that interest and other payments may not be made. Such investments also may be subject to interest rate, credit and other risks described in the Fund's prospectus and this SAI.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.


 RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The Fund's investment objective is to provide tax-advantaged income, with a secondary objective of capital appreciation.

The Fund normally will seek to invest its assets so that at least 80% of the Fund's total assets will be invested in equity securities and California tax-exempt securities at all times. The Fund will seek to invest at least 50% of its total assets in California tax-exempt securities. Because the Fund refers to California municipal investments in its name, the Fund normally will seek to invest its assets in a portfolio of tax-exempt securities so that at least 80% of the income derived from the Fund's tax-exempt portfolio that it distributes will be exempt from federal income tax and the personal income taxes imposed by the state of California and California municipalities. The Fund also normally will seek to invest its assets in a portfolio of equity securities so that dividends derived from equity securities will qualify for federal income taxation at the rate applicable to qualifying dividends (which currently is 15%, but may be lower for certain taxpayers).

The investment objective and policy may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


INVESTING IN COMMODITIES
The Fund may invest in commodities to the maximum extent permitted under the 1940 Act.


UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


LENDING
The Fund may not make loans, except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.


PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits and/or collateral arrangements in connection with permissible activities.


PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


INVESTING IN OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.


RESTRICTED SECURITIES
The Fund may invest in securities subject to restrictions or resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. The Fund's concentration limitation will not restrict the Fund's investment in economic sectors. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

The Fund will not invest more than 25% of the value of its total assets in securities insured by the same single bond insurer.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The preceding limitations regarding buying on margin, borrowing money and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a securities interest in securities by the Fund to its custodian to collateralize such intra-day cash advances, in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.

The preceding limitations regarding buying on margin, borrowing money, lending and pledging assets do not apply to the Fund's use of derivative contracts, including, without limitation, the Fund's granting of a security interest in connection with such permissible activities.



WHAT DO SHARES COST?

A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

      {circle}Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

      {circle}Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such fixed-income securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.
      {circle}Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.
      {circle}Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued at their reported closing price. If a price is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more futures commission merchants.
      {circle}OTC derivative contracts are valued using evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such evaluations are described below. If an evaluation is not readily available, such derivative contracts are valued based upon the mean of closing bid and asked quotations from one or more dealers or fair valued using a recognized pricing model for the contract.

      {circle}Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.



AMORTIZED COST VALUES

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in overseeing the calculation of the NAV. The Board has delegated to the Valuation Committee, among other matters, responsibility for determining in good faith the fair value of investments for which market quotations are not readily available.

PRICING SERVICE VALUATIONS. Based on the recommendations of the Valuation Committee, the Board has authorized the Fund to use pricing services that provide daily evaluations of the current market value of certain investments, primarily fixed income securities and OTC derivatives contracts. Different pricing services may provide different evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer's operations or liquidation.

Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

FAIR VALUATION PROCEDURES. The Board has established procedures for determining the fair value of investments for which evaluations from pricing services and market quotations are not readily available. The procedures define an investment's "fair value" as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment's fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer's financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment, (6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment's value. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or evaluations from pricing services.

SIGNIFICANT EVENTS. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

              {circle}With respect to securities traded principally in
                 foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

              {circle}With respect to evaluations of fixed-income
                 securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

              {circle}Political or other developments affecting the
                 economy or markets in which an issuer conducts its operations or its securities are traded; and

              {circle}Announcements concerning matters such as
                 acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information-Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.





HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CLASS A SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee. The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated
with the Distributor (including the Adviser).   While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and/or contingent deferred sales charges paid in connection with the sale of Class A Shares and the amount retained by the Distributor for the last three fiscal years ended November 30, 2007:

[TO BE FILED BY AMENDMENT]



EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.



SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitle to vote.

[TO BE FILED BY AMENDMENT]



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


STATE TAXES
Under existing California laws, distributions made by the Fund derived from the tax-exempt securities portion of the Fund's portfolio will not be subject to California individual income taxes provided that such distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written notice designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions may be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.


STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of [ ] 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares. [TO BE FILED BY AMENDMENT]


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION








NAME                                                                                                                           TOTAL
BIRTH DATE                                                                                                AGGREGATE     COMPENSATION
ADDRESS                                                                                                COMPENSATION        FROM FUND
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND              AND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1986

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
January 2000     PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
August 1987

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION








NAME                                                                                                                           TOTAL
BIRTH DATE                                                                                                AGGREGATE     COMPENSATION
ADDRESS                                                                                                COMPENSATION        FROM FUND
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND              AND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
 DATE                                                                                                                          (PAST
SERVICE                                                                                                                     CALENDAR
BEGAN                                                                                                                          YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
November
1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $000.00         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $000.00         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
November
1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 2000

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $000.00         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $000.00          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $000.00         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
January 1986

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $000.00         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 2000
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $000.00         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006



OFFICERS**





NAME
BIRTH DATE
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
January
1986


RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
January
1986

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

STEPHEN F.  PRINCIPAL OCCUPATIONS: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated
AUTH        Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp.
Birth Date: and Federated Equity Management Company of Pennsylvania.
September
3, 1956     PREVIOUS POSITIONS: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.
CHIEF       (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division;
INVESTMENT  Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
OFFICER     Portfolio Manager, Prudential Investments.
Began
serving:
May 2004

ROBERT J.   PRINCIPAL OCCUPATIONS:  Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio
OSTROWSKI   Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a
Birth Date: Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a
April 26,   Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
1963
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004
JOSEPH M.   PRINCIPAL OCCUPATIONS: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and
BALESTRINO  has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio
Birth Date: Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and
November 3, an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and
1954        received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
VICE
PRESIDENT
Began
serving:
November
1998

RANDALL S.  PRINCIPAL OCCUPATIONS: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been
BAUER       a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's
Birth Date: Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the
November    Pennsylvania State University.
16, 1957
VICE
PRESIDENT
Began
serving:
November
1998

JOHN L.     PRINCIPAL OCCUPATIONS: John L. Nichol is the Fund's equity Portfolio Manager . He is Vice President of the Trust. Mr.
NICHOL      Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a
Birth Date: Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol
May 21,     served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August
1963        2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and
VICE        Information Science from the Ohio State University.
PRESIDENT
Began
serving:
May 2004

**Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD


[TO BE FILED BY AMENDMENT]

                                                                                                                       MEETINGS HELD
BOARD          COMMITTEE                                                                                               DURING LAST
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                    FISCAL YEAR
EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may
               Donahue          exercise all the powers of the full Board in the management and direction of the
               John E.          business and conduct of the affairs of the Trust in such manner as the Executive
               Murray, Jr.,     Committee shall deem to be in the best interests of the Trust.  However, the
               J.D., S.J.D.     Executive Committee cannot elect or remove Board members, increase or decrease the
               John S.          number of Trustees, elect or remove any Officer, declare dividends, issue shares
               Walsh            or recommend to shareholders any action requiring shareholder approval.



AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial
               Bigley           reporting process of the Fund, the Fund`s internal control over financial
               John T.          reporting, and the quality, integrity and independent audit of the Fund`s
               Conroy, Jr.      financial statements.  The Committee also oversees or assists the Board with the
               Nicholas P.      oversight of compliance with legal requirements relating to those matters,
               Constantakis     approves the engagement and reviews the qualifications, independence and
               Charles F.       performance of the Fund`s independent registered public accounting firm, acts as a
               Mansfield,       liaison between the independent registered public accounting firm and the Board
               Jr.              and reviews the Fund`s internal audit function.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees,
               Bigley           selects and nominates persons for election to the Fund's Board when vacancies
               John T.          occur. The Committee will consider candidates recommended by shareholders,
               Conroy, Jr.      Independent Trustees, officers or employees of any of the Fund`s agents or service
               Nicholas P.      providers and counsel to the Fund. Any shareholder who desires to have an
               Constantakis     individual considered for nomination by the Committee must submit a recommendation
               John F.          in writing to the Secretary of the Fund, at the Fund's address appearing on the
               Cunningham       back cover of this Statement of Additional Information. The recommendation should
               Peter E.         include the name and address of both the shareholder and the candidate and
               Madden           detailed information concerning the candidate's qualifications and experience. In
               Charles F.       identifying and evaluating candidates for consideration, the Committee shall
               Mansfield,       consider such factors as it deems appropriate.  Those factors will ordinarily
               Jr.              include:  integrity, intelligence, collegiality, judgment, diversity, skill,
               John E.          business and other experience, qualification as an "Independent Trustee," the
               Murray, Jr.      existence of material relationships which may create the appearance of a lack of
               Thomas M.        independence, financial or accounting knowledge and experience, and dedication and
               O'Neill          willingness to devote the time and attention necessary to fulfill Board
               Marjorie P.      responsibilities.
               Smuts
               John S.
               Walsh
               James F.
               Will




BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2007


[TO BE FILED BY AMENDMENT]

                                                                                                  AGGREGATE
                                                                   DOLLAR RANGE OF          DOLLAR RANGE OF
                                                                      SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN FEDERATED STOCK AND  CALIFORNIA MUNI FUND      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                      INVESTMENT COMPANIES
John F. Donahue                                                               None            Over $100,000
J. Christopher Donahue                                                        None            Over $100,000
Lawrence D. Ellis, M.D.                                                       None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                              None            Over $100,000
John T. Conroy, Jr.                                                           None            Over $100,000
Nicholas P. Constantakis                                                      None            Over $100,000
John F. Cunningham                                                            None            Over $100,000
Peter E. Madden                                                               None            Over $100,000
Charles F. Mansfield, Jr.                                                     None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                             None            Over $100,000
Thomas M. O'Neill                                                             None            Over $100,000
Marjorie P. Smuts                                                             None            Over $100,000
John S. Walsh                                                                 None            Over $100,000
James F. Will                                                                 None                     None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


PORTFOLIO MANAGER INFORMATION
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year. [TO BE FILED BY AMENDMENT]

 OTHER ACCOUNTS MANAGED           TOTAL NUMBER OF OTHER ACCOUNTS
 BY JOHN L. NICHOL                         MANAGED/TOTAL ASSETS*
 Registered Investment Companies                             #/$
 Other Pooled Investment Vehicles                            #/$
 Other Accounts                                              #/$
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: [TO BE FILED BY AMENDMENT]



 OTHER ACCOUNTS MANAGED           TOTAL NUMBER OF OTHER ACCOUNTS
 BY DAVID P. GILMORE                       MANAGED/TOTAL ASSETS*
 Registered Investment Companies                             #/$
 Other Pooled Investment Vehicles                            #/$
 Other Accounts                                              #/$
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: [TO BE FILED BY AMENDMENT]



 OTHER ACCOUNTS MANAGED           TOTAL NUMBER OF OTHER ACCOUNTS
 BY R.J. GALLO                             MANAGED/TOTAL ASSETS*
 Registered Investment Companies                             #/$
 Other Pooled Investment Vehicles                            #/$
 Other Accounts                                              #/$
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:

Narrative Description of Compensation: [TO BE FILED BY AMENDMENT]


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company's audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board's selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.



On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


PROXY VOTING PROCEDURES
 The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser's general policy. ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.


Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

 If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.



PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
I Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten equity holdings, top five fixed-income holdings, recent purchase and sale transactions, equity and fixed-income portfolio profile statistics (such as weighted medium market cap and effective weighted average effective duration), and percentage breakdowns of the portfolio by credit quality, asset class and sector.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted
independently from other accounts.   Trading and allocation of investments,
including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of Federated Investment Counseling and Federated MDTA LLC, both affiliates of the Adviser, also are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.



RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year and Start of Performance periods ended November 30, 2007.

Yield is given for the 30-day period ended November 30, 2007.

[TO BE FILED BY AMENDMENT]




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax exempt securities owned by the Fund generally remains free from federal income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to state and/or local taxes.

                      TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF CALIFORNIA
TAX BRACKET:
COMBINED FEDERAL
& STATE               12.00%          21.00%         34.30%       37.30%       42.30%       44.30%
Joint                     $0 -       $15,651 -      $63,701 -   $128,501 -   $195,851 -       Over
Return:               15,650          63,700        128,500      195,850      349,700     $349,700
Single                    $0 -        $7,826 -      $31,851 -    $77,101 -   $160,851 -       Over
Return:                7,825          31,850         77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                      0.57%       0.63%          0.76%        0.80%        0.87%        0.90%
1.00%                      1.14%       1.27%          1.52%        1.59%        1.73%        1.80%
1.50%                      1.70%       1.90%          2.28%        2.39%        2.60%        2.69%
2.00%                      2.27%       2.53%          3.04%        3.19%        3.47%        3.59%
2.50%                      2.84%       3.16%          3.81%        3.99%        4.33%        4.49%
3.00%                      3.41%       3.80%          4.57%        4.78%        5.20%        5.39%
3.50%                      3.98%       4.43%          5.33%        5.58%        6.07%        6.28%
4.00%                      4.55%       5.06%          6.09%        6.38%        6.93%        7.18%
4.50%                      5.11%       5.70%          6.85%        7.18%        7.80%        8.08%
5.00%                      5.68%       6.33%          7.61%        7.97%        8.67%        8.98%
5.50%                      6.25%       6.96%          8.37%        8.77%        9.53%        9.87%
6.00%                      6.82%       7.59%          9.13%        9.57%       10.40%       10.77%
6.50%                      7.39%       8.23%          9.89%       10.37%       11.27%       11.67%
7.00%                      7.95%       8.86%         10.65%       11.16%       12.13%       12.57%
7.50%                      8.52%       9.49%         11.42%       11.96%       13.00%       13.46%
8.00%                      9.09%      10.13%         12.18%       12.76%       13.86%       14.36%
8.50%                      9.66%      10.76%         12.94%       13.56%       14.73%       15.26%
9.00%                     10.23%      11.39%         13.70%       14.35%       15.60%       16.16%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated   managed   48   equity  funds  totaling
approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.


TAXABLE FIXED-INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.


TAX FREE FIXED-INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.


MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $63.5 billion, $64.0 billion, $27.6 billion and $82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA, for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market Funds.



 FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2007 are incorporated herein by reference to the Annual Report to Shareholders of Federated Stock and California Muni Fund dated November 30, 2007.



INVESTMENT RATINGS


STANDARD & POOR'S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


D--In payment default. The 'D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.


MOODY'S INVESTORS SERVICE (MOODY'S) LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA-Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

BB-SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

B-VERY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

CCC, CC, C-EXTREMELY SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 -SPECULATIVE. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

D-IN DEFAULT. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES


FEDERATED STOCK AND CALIFORNIA MUNI FUND

Class A Shares
Class C Shares



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


INVESTMENT ADVISER
Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


 SUB-ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


CUSTODIAN
State Street Bank and Trust Company


SECURITIES LENDING AGENT
Metropolitan West Securities LLC


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

Investor Responsibility Research Center

Wilshire Associates, Inc.


SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Fitch Ratings

Standard & Poor's

Standard & Poor's Fund Services


PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors

Lipper, Inc.

Morningstar

NASDAQ

ValueLine

Vickers

Wisenberger/Thomson Financial


OTHER
Investment Company Institute
Astec Consulting Group, Inc.

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
   (a)   (i)       Conformed copy of Restatement and Amendment No. 8 to
                   the Declaration of Trust of the Registrant; (13)
         (ii)      Conformed copy of Amendment No. 9 to the Restated and
                   Amended Declaration of Trust of the Registrant; (14)
         (iii)     Conformed copy of Amendment No. 10 to the Restated and
                   Amended Declaration of Trust of the Registrant; (14)
         (iv)      Conformed copy of Amendment No. 11 to the Restated and
                   Amended Declaration of Trust of the Registrant; (16)
         (v)       Conformed copy of Amendment No. 12 to the Restated and
                   Amended Declaration of Trust of the Registrant; (17)
         (vi)      Conformed copy of Amendment No. 13 to the Restated and
                   Amended Declaration of Trust of the Registrant; (20)
         (vii)     Conformed copy of Amendment No. 14 to the Restated and
                   Amended Declaration of Trust of the Registrant; (23)
         (viii)    Conformed copy of Amendment No. 15 to the Restated and
                   Amended Declaration of Trust of the Registrant; (30)
         (ix)      Conformed copy of Amendment No. 16 to the Restated and
                   Amended Declaration of Trust of the Registrant; (31)
   (b)   (i)       Copy of Amended and Restated By-Laws of the Registrant; (6)
         (ii)      Copy of Amendment No. 4 to the Amended and Restated By-
                   Laws of the Registrant; (11)
         (iii)     Copy of Amendment No. 5 to the Amended and Restated By-
                   Laws of the Registrant; (11)
         (iv)      Copy of Amendment No. 6 to the Amended and Restated By-
                   Laws of the Registrant; (11)
         (v)       Copy of Amendment No. 7 to the Amended and Restated By-
                   Laws of the Registrant; (11)
         (vi)      Copy of Amendment No. 8 to the Amended and Restated By-
                   Laws of the Registrant; (15)
         (vii)     Copy of Amendment No. 9 to the Amended and Restated By-
                   Laws of the Registrant; (16)
         (viii)    Copy of Amendment No. 10 to the Amended and Restated By-
                   Laws of the Registrant; (20)
         (ix)      Copy of Amendment No. 11 to the Amended and Restated By-
                   Laws of the Registrant; (22)
         (x)       Copy of Amendment No. 12 to the Amended and Restated By-
                   Laws of the Registrant; (24)
   (c)             Copy of Specimen Certificate for Shares of Beneficial
                   Interest of the Registrant; (8)
   (d)   (i)       Conformed copy of the Investment Advisory Contract of the
                   Registrant (including Exhibit A); (12)
         (ii)      Conformed copy of Exhibit B to the Investment Advisory
                   Contract of the Registrant; (12)
         (iii)     Conformed copy of Exhibit C to the Investment Advisory
                   Contract of the Registrant; (14)
         (iv)      Conformed copy of Exhibit D to the Investment Advisory
                   Contract of the Registrant; (16)
         (v)       Conformed copy of Amendment to the Investment Advisory
                   Contract of Registrant; (13)
         (vi)      Conformed copy of the Investment Advisory Contract of the
                   Registrant (Federated Capital Income Fund only); (15)
         (vii)     Conformed copy of Assignment of the Investment Advisory
                   Contract of the Registrant (Federated Capital Income Fund
                   only); (16)
         (viii)    Conformed copy of the Sub-Advisory Agreement (including
                   Exhibit A) of the Registrant (Federated Capital Income
                   Fund only); (16)
         (ix)      Conformed copy of Assignment of the Investment Advisory
                   Contract of the Registrant (Federated Muni and Stock
                   Advantage Fund only); (16)
         (x)       Conformed copy of the Sub-Advisory Agreement including
                   Exhibit A of the Registrant (Federated Muni and Stock
                   Advantage Fund only); (16)
         (xi)      Conformed copy of Exhibit E to the Investment Advisory
                   Contract of the Registrant; (27)
   (e)   (i)       Conformed copy of the Distributor's Contract of the
                   Registrant (including Exhibits A and B); (12)
         (ii)      Conformed copy of Exhibit C to the Distributor's Contract
                   of the Registrant; (8)
         (iii)     Conformed copy of Exhibit D to the Distributor's Contract
                   of the Registrant; (8)
         (iv)      Conformed copy of Exhibit E to the Distributor's Contract
                   of the Registrant; (14)
         (v)       Conformed copy of Exhibit F to the Distributor's Contract
                   of the Registrant; (14)
         (vi)      Conformed copy of Exhibit G to the Distributor's Contract
                   of the Registrant; (15)
         (vii)     Conformed copy of Exhibit H to the Distributor's Contract
                   of the Registrant; (15)
         (viii)    Conformed copy of Exhibit I to the Distributor's Contract
                   of the Registrant; (15)
         (ix)      Conformed copy of Exhibits J, K, L and M to the
                   Distributor's Contract of the Registrant; (16)
         (x)       Conformed copy of Amendment to the Distributor's Contract
                   of Registrant; (13)
         (xi)      Conformed copy of Amendment dated October 01, 2003 to the
                   Distributor's Contract of the Registrant (16)
         (xii)     Conformed copy of the Distributor's Contract of the
                   Registrant (Class B Shares of Federated Capital Income
                   Fund only); (15)
         (xiii)    The Registrant hereby incorporates the conformed copy of
                   the specimen Mutual Funds Sales and Service Agreement;
                   Mutual Funds Service Agreement; and Plan/Trustee Mutual
                   Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of
                   the Cash Trust Series II Registration Statement on Form
                   N-1A, filed with the Commission on July 24, 1995 (File
                   Nos. 33-38550 and 811-6269);
         (xiv)     Conformed copy of Exhibits N, O and P to the
                   Distributor's Contract of the Registrant; (27)
         (xv)      Conformed copy of Amendment #1 to Exhibit B and conformed
                   copy of Exhibit S to the Distributor's Contract of the
                   Registrant; (32)
   (f)             Not applicable;
   (g)   (i)       Conformed copy of the Custodian Agreement of the
                   Registrant; (10)
         (ii)      Conformed copy of the Custodian Fee Schedule; (11)
         (iii)     Conformed copy of Amendment to the Custodian Contract;
                   (13)
         (iv)      Conformed copy of Amendment to the Custodian Contract;
                   (32)
   (h)   (i)       Conformed copy of Amended and Restated Agreement for
                   Fund Accounting Services, Administrative Services,
                   Transfer Agency Services and Procurement; (11)
         (ii)      The Registrant hereby incorporates the conformed copy
                   of Amendment No. 2 to the Amended & Restated Agreement
                   for Fund Accounting Services, Administrative Services,
                   Transfer Agency Services and Custody Services
                   Procurement from Item 23 (h)(v) of the Federated U.S.
                   Government Securities: 2-5 Years Registration Statement
                   on Form N-1A, filed with the Commission on March 30,
                   2004. (File Nos.2-75769 and 811-3387);
         (iii)     The responses and exhibits described in Item
                   23(e)(xiii) are hereby incorporated by reference;
         (iv)      The Registrant hereby incorporates the conformed copy of
                   the Second Amended and Restated Services Agreement, with
                   attached Schedule 1 revised 6/30/04, from Item 22(h)(vii)
                   of the Cash Trust Series,  Inc. Registration Statement on
                   Form N-1A, filed with the Commission on July 29, 2004.
                   (File Nos. 33-29838 and 811-5843);
         (v)       The Registrant hereby incorporates by reference the
                   conformed copy of the Agreement for Administrative
                   Services, with Exhibit 1 and Amendments 1 and 2
                   attached, between Federated Administrative Services
                   and the Registrant from Item 22(h)(iv) of the
                   Federated Total Return Series, Inc. Registration
                   Statement on Form N-1A, filed with the Commission on
                   November 29, 2004. (File Nos. 33-50773 and 811-
                   7115);
         (vi)      The Registrant hereby incorporates the conformed
                   copy of Transfer Agency and Service Agreement
                   between the Federated Funds and State Street Bank
                   and Trust Company from Item 23(h)(ix)of the
                   Federated Total Return Government Bond Fund
                   Registration Statement on Form N-1A, filed with the
                   Commission on April 28, 2006. (File Nos. 33-60411
                   and 811-07309);
         (vii)     The Registrant hereby incorporates by reference the
                   conformed copy of Amendment No. 3 to the Agreement
                   for Administrative Services between Federated
                   Administrative Services Company and the Registrant
                   dated June 1, 2005, from Item 23 (h) (ii) of the
                   Cash Trust Series, Inc. Registration Statement on
                   Form N-1A, filed with the Commission on July 27,
                   2005. (File Nos. 33-29838 and 811-5843);
         (viii)    Conformed copy of Financial and Accounting Services
                   Agreement (30)
         (ix)      Conformed copy of the Agreement for Administrative
                   Services and Exhibit 1 between Federated
                   Administrative Services Company and the Registrant;
                   (31)
         (x)       The Registrant hereby incorporates the conformed
                   copy of Schedule 1 to the Second Amended & Restated
                   Services Agreement;(31)
   (i)             Conformed copy of Opinion and Consent of Counsel as to
                   legality of shares being registered; (13)
   (j)   (i)       Conformed copy of Consent of Independent Registered
                   Public Accounting Firm, Deloitte & Touche LLP; (29)
         (ii)      Conformed copy of Consent of Independent Registered
                   Public Accounting Firm, KPMG LLP;(29)
         (iii)     Conformed copy of Consent of Independent Registered
                   Public Accounting Firm, Ernst & Young LLP;(30)
         (iv)      Conformed copy of Consent of Ernst & Young LLP for:
                   (a)    Federated Short-Term Income Fund (31)
                   (b)    Federated Intermediate Corporate Bond Fund (31)
   (k)             Not applicable;
   (l)             Not applicable;
   (m)   (i)       Conformed copy of the Distribution Plan of the
                   Registrant (including Exhibits A through E); (20)
         (ii)      The responses described in Item 23(e)(xiii) are hereby
                   incorporated by reference;
         (iii)     Conformed copy of Exhibits F and G to the Distribution
                   Plan of the Registrant; (27)
         (iv)      Conformed copy of Exhibit J to the Distribution Plan of
                   the Registrant; (32)
   (n)   (i)       The Registrant hereby incorporates the Copy of the
                   Multiple Class Plan and attached Exhibits from Item (n)
                   of the Federated Short-Term Municipal Trust
                   Registration Statement on Form N-1A, filed with the
                   Commission on August 28, 2006. (File Nos. 2-72277 and
                   811-3181)
         (ii)      Conformed copy of Multiple Class Plan for Class C
                   Shares (30)
         (iii)     Copy of Multiple Class Plan and attached exhibits; (31)
   (o)   (i)       Conformed copy of Power of Attorney of the Registrant;
                   (12)
         (ii)      Conformed copy of Power of Attorney of Chief Investment
                   Officer of the Registrant; (13)
         (iii)     Conformed copy of Power of Attorney of Trustees of the
                   Registrant; (13)
         (iv)      Conformed copy of Power of Attorney of Chief Financial
                   Officer of the Registrant; (23)
         (v)       Conformed copy of Power of Attorney of Trustee of the
                   Registrant;(23)
         (vi)      Conformed copy of Power of Attorney of Trustee of the
                   Registrant; (24)
         (vii)     Conformed copy of Power of Attorney of Trustee of the
                   Registrant; (27)
   (p)   (i)       The Registrant hereby incorporates the copy of the Code
                   of Ethics for Access Persons from Item 22 (p) of the
                   Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004 (File Nos. 33-31602 and 811-5950);
         (ii)      The Registrant hereby incorporates the conformed copy
                   of the Federated Investors, Inc. Code of Ethics for
                   Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                   Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950)

___________________________________________________

+     All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811- 4577).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811- 4577).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164 and 811- 4577).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811- 4577).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164 and 811- 4577).

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed August 1, 2006. (File Nos. 33-3164 and 811- 4577).

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 64 on Form N-1A filed October 18, 2006. (File Nos. 33-3164 and 811- 4577).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed November 16, 2006. (File Nos. 33-3164 and 811-4577).

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed December 28, 2006. (File Nos. 33-3164 and 811-4577).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed January 30, 2007. (File Nos. 33-3164 and 811- 4577).

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed May 29, 2007. (File Nos. 33-3164 and 811- 4577).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 71 on Form N-1A filed June 28, 2007. (File Nos. 33-3164 and 811- 4577).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 73 on Form N-1A filed October 22, 2007. (File Nos. 33-3164 and 811- 4577).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                     John B. Fisher

Executive Vice President:                        Stephen F. Auth

Senior Vice Presidents:                          Linda A. Duessel
                                                 Curtis Gross
                                                 Steven Lehman
                                                 Carol R. Miller

Vice Presidents:                                 G. Andrew Bonnewell
                                                 David P. Gilmore
                                                 Igor Golalic
                                                 Angela Kohler
                                                 Kevin McClosky
                                                 John L. Nichol
                                                 Michael R. Tucker

Assistant Vice President:                        Dana Meissner

Secretary:                                       G. Andrew Bonnewell

Treasurer:                                       Thomas R. Donahue


Assistant Treasurer:                             Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:


            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant:


                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed
                  Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


        (b)

         (1)                         (2)                         (3)
Positions and Offices                                  Positions and Offices
  With Distributor                  Name                  With Registrant
_____________________         _________________        ______________________

Chairman:                     Richard B. Fisher        Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Director:                     Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Michael Bappert
                              Michael Benacci
                              Richard W. Boyd
                              Charles L. Davis, Jr.
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              James M. Heaton
                              Harry J. Kennedy
                              Michael W. Koenig
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Richard C. Mihm
                              Keith Nixon
                              Rich Paulson
                              Solon A. Person, IV
                              Chris Prado
                              Brian S. Ronayne
                              Colin B. Starks
                              Robert F. Tousignant
                              William C. Tustin
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Daniel Brown
                              Bryan Burke
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter Germain
                              Jamie Getz
                              Scott Gundersen
                              Peter Gustini
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Jeffrey S. Jones
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Joseph McGinley
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              John A. O'Neill
                              James E. Ostrowski
                              Stephen Otto
                              Brian Paluso
                              Mark Patsy
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Ronald Reich
                              Christopher Renwick
                              Diane M. Robinson
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jack L. Streich
                              Mark Strubel
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer
                              Paul Zuber

Assistant Vice Presidents:    Robert W. Bauman
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Lori A. Hensler
                              Richard A. Novak


The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment Management
                                       Group (IMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779
                                       (Notices should be sent to the Agent for service at the above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

State Street Bank and                  P.O. Box 8600
Trust Company                          Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Equity Management............Federated Investors Tower
Company of Pennsylvania................1001 Liberty Avenue
("Adviser")............................Pittsburgh, PA 15222-3779


Federated Investment Management........Federated Investors Tower
Company................................1001 Liberty Avenue
("Sub-Adviser")........................Pittsburgh, PA 15222-3779


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of November 2007.

                       FEDERATED INCOME SECURITIES TRUST

                  By: /s/ George F. Magera
                  George F. Magera, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ George F. Magera           Attorney In Fact          November 21, 2007
      George F. Magera               For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Stephen F. Auth*                          Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas O'Neill*                           Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee
* By Power of Attorney